Deferred tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets/(liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax benefits	€ 26	€ 0	[1]	€ 109
Amortization development assets and other intangible assets	224	304	[1]	227
Deferred revenue	30	0	[1]	0
Other non-current assets	35	0	[1]	0
Total deferred tax assets	315	304	[1]	336
Property, plant and equipment	(694)	(698)	[1]	(452)
Intangible assets	(5,370)	(6,656)	[1]	(873)
Investment grants	312	0	[1]	0
Inventory valuation	(141)	0	[1]	0
Other items	(9)	61	[1]	0
Total deferred tax liabilities	(6,226)	(7,415)	[1]	(1,325)
Total deferred tax income (loss)	0	0	[1]	0
Income/(expense) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax benefits	0	0	[1]	0
Total deferred tax income (loss)	€ 791	€ 596		€ (12)

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.